Other Assets - Summary of Other Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Miscellaneous assets [abstract]
Spare parts	$ 2,141		$ 2,006
Refundable deposits	1,975		2,162
Other financial assets	1,000		1,000
Prepayments for investments	650		0
Others	1,870		1,724
Other assets	8,936		8,001
Others	1,300		1,109
Other current assets	3,441	$ 110	3,115
Prepayments for investments	650		0
Others	3,170		2,833
Other noncurrent assets	$ 5,495	$ 175	$ 4,886